Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 7 – COMMITMENTS AND CONTINGENT LIABILITIES

1)	Obligation to pay royalties to the State of Israel

The Company is required to pay royalties to the State of Israel (represented by the Israel Innovation Authority), computed on the basis of proceeds from the sale or license of products which development was supported by State grants.

In accordance with the terms of the financial participation, the State is entitled to royalties on the sale or license of any product which development was supported with State participation.

These royalties are generally 3% - 5% of sales until repayment of 100% of the grants (linked to the dollar) received by the Company plus annual interest at the LIBOR rate.

The aggregate contingent obligation payable by the Company as of December 31, 2018 was approximately $3,973 which represents the gross amount of grants actually received by the Company from the Israel Innovation Authority, including accrued interest as of December 31, 2018.

As of December 31, 2018, the Company had not paid any royalties to the Israel Innovation Authority.

2)	Lease agreements

-	On September 17, 2015 the Company entered into a rental agreement for approximately 283 square meters of offices and laboratory space in the biotechnology park in the Hadassah University Hospital. The rental agreement is for a period of 4 years commencing December 31, 2015 and can be extended by an additional period of 4 years. The monthly rental and management fees are NIS 22 ($6) linked to the Israeli CPI. To secure the liability of the Company for the new lease, the Company provided the lessor a bank guarantee in an amount of approximately $20 thousand (NIS 75 thousand).

-	On July 30, 2018 the Company entered into a rental agreement for approximately 420 square meters of offices and laboratory space in the biotechnology park in Ness Ziona. The rental agreement is for a period of 5 years commencing September 1, 2018 and can be extended by an additional period of 5 years. The monthly rental and management fees are NIS 26 ($7). To secure the liability of the Company for the new lease, the Company provided the lessor a bank guarantee of approximately NIS 115 ($31).

-	The Company has entered into three motor vehicles operating lease agreements.

Future minimum lease commitments under the abovementioned operating leases as of December 31, 2018, are as follows:

2019	$185
2020	115
2021	97
2022	83
2023	62
$542